William Gleeson General Counsel O and M; 206.915.1192 wgleeson@appliedminerals,com 55 Washington St, Suite 301 Brooklyn, NY 11201

August 29, 2018

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Attn: Michael Killoy

Re: Applied Minerals Inc.

Form S-1

File No. 333-226310

Dear Mr. Killoy:

Mr. Schuler sent a comment letter regarding the Company’s Annual Report in Form 10-K for the year ended December 31, 2018. You telephoned me and said that the only comment on the S-1 was that the Company should, in the S-1, comply with the comments on the 10-K. We have made the same changes in the S-1 as we did in the 10-K. Below are the comments on the 10-K and our responses for the S-1.

In addition, we have inserted second quarter financials and second quarter MD&A to replace the first quarter financials and MD&A and have made other updating changes as needed.

Staff Comment

Resource Study of the Dragon Mine’s Mineralization, Form 10-K page 3

We note multiple references to an ongoing geologic study, which was updated in 2013 and 2016 in your filing. Please forward to our engineer as supplemental information and not as part of your filing, a copy of the latest updated geologic study as required by Industry Guide 7(c).

To minimize the transfer of paper, please provide the requested information on a CD or a flash drive, formatted as Adobe PDF files and provide the name and phone number for a technical person our engineer may call, if he has technical questions about your reserves.

In the event your company desires the return of this supplemental material, please make a written request with the letter of transmittal and include a pre-paid, pre-addressed shipping label to facilitate the return of the supplemental information. Please note that you may request the return of this information pursuant to the provisions of Rule 12b-4 of the Exchange Act.

Registrant’s Response

A flash drive has been sent to Mr. Schuler.

Staff Comment

Dragon Pit, Form 10-K page 3

2. The provisions in Instruction 3 to paragraph (b)(5) of Industry Guide 7 preclude the use of any terms other than proven or probable reserves for disclosure in SEC filings. Please remove all resource disclosure from your filing.

Registrant’s Response

All references to resources have been eliminated.

Staff Comment

Dragon Pit, Form 10-K page 3

3. It appears you should also expand your disclosure concerning the exploration plans for the properties to address the following points:

● Disclose a brief geological justification for each of the exploration projects written in non-technical language;

● Give a breakdown of the exploration timetable and budget, including estimated amounts that will be required for each exploration activity, such as geophysics, geochemistry, surface sampling, drilling, etc. for each prospect;

● If there is a phased program planned, briefly outline all phases;

● If there are no current detailed plans to conduct exploration on the property, disclose this prominently;

● Disclose how the exploration program will be funded; and

● Identify who will be conducting any proposed exploration work, and discuss their qualifications.

Registrant’s Response

I discussed this comment with Mr. Schuler and explained that the Company has no current plans for exploration and development work. The Company has identified deposits that it will mine in the foreseeable future and does not need to perform any exploration or development work to mine them. Mr. Schuler said that the Company should include a statement to the effect that the Company has no plans for exploration and development work in the next year. Such a statement has been included in the S-1 in the Summary of page 6 under the heading “Research/Development Activities” and on page 11 under the heading “Development/Exploration Drilling.”

Staff Comment

The Sales Process, Form 10-K page 9

4. We note you generally discuss pricing of halloysite clay and iron oxide material in the competition section. Please modify your filing and disclose, using a chart or graph, the historical industry prices for your salable products for the last 5 years. See Regulation S-K Item 303(a)(3) and the Instructions to Item 303(a).

Registrant’s Response

I discussed this comment with Mr. Schuler and explained that

a.

With respect to halloysite, the Company sells halloysite for use in advanced applications and there is Company no real competition, the Company negotiates price with each customer and there is no established market price; and

b.

With respect to iron oxide, the Company has sold iron oxide only to one customer and the price was negotiated and to the Company’s knowledge, there is no market price for iron oxide for the use to which the customer put the iron oxide.

Mr. Schuler said that the Company should include statements consistent with my explanations. We have included such statements in the S-1 in the section “The Sales Process” on page 17 and in the Summary on page 6 under the headings “Halloysite” and “Iron Oxide.”

Very truly yours,

/s/ William Gleeson

William Gleeson

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